FAIR VALUE MEASUREMENTS, Carrying Amounts and Estimated Fair Values of Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
ASSETS [Abstract]
Available-for-sale securities	$ 31,960
Available-for-sale securities		$ 31,112
Equity securities	617	0
Carrying Value [Member]
ASSETS [Abstract]
Cash and due from banks	10,918	5,409
Interest-earning deposits with banks	21,022	3,647
Certificates of deposit with banks	1,498	1,498
Federal Home Loan Bank stock	1,050	1,341
Available-for-sale securities	31,960
Available-for-sale securities		31,112
Equity securities	617
Net loans	389,304	345,080
Accrued interest receivable	1,259	1,078
LIABILITIES [Abstract]
Deposits	395,149	340,653
Capital lease obligation	141	207
FHLB advances	16,100	23,600
Long term subordinated debt	9,753	9,676
Accrued interest payable	421	292
Fair Value [Member]
ASSETS [Abstract]
Cash and due from banks	10,918	5,409
Interest-earning deposits with banks	21,022	3,647
Certificates of deposit with banks	1,484	1,519
Federal Home Loan Bank stock	1,050	1,341
Available-for-sale securities	31,960
Available-for-sale securities		31,112
Equity securities	617
Net loans	378,675	345,370
Accrued interest receivable	1,259	1,078
LIABILITIES [Abstract]
Deposits	389,493	330,672
Capital lease obligation	141	207
FHLB advances	16,053	23,495
Long term subordinated debt	9,946	9,619
Accrued interest payable	421	292
Fair Value [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
ASSETS [Abstract]
Cash and due from banks	10,918	5,409
Interest-earning deposits with banks	21,022	3,647
Certificates of deposit with banks	0	0
Federal Home Loan Bank stock	0	0
Available-for-sale securities	0
Available-for-sale securities		626
Equity securities	617
Net loans	0	0
Accrued interest receivable	0	0
LIABILITIES [Abstract]
Deposits	0	0
Capital lease obligation	0	0
FHLB advances	0	0
Long term subordinated debt	0	0
Accrued interest payable	0	0
Fair Value [Member] | Significant Other Observable Inputs (Level 2) [Member]
ASSETS [Abstract]
Cash and due from banks	0	0
Interest-earning deposits with banks	0	0
Certificates of deposit with banks	1,484	1,519
Federal Home Loan Bank stock	1,050	1,341
Available-for-sale securities	31,960
Available-for-sale securities		30,486
Equity securities	0
Net loans	0	0
Accrued interest receivable	1,259	1,078
LIABILITIES [Abstract]
Deposits	389,493	330,672
Capital lease obligation	141	207
FHLB advances	16,053	23,495
Long term subordinated debt	9,946	9,619
Accrued interest payable	421	292
Fair Value [Member] | Significant Unobservable Inputs (Level 3) [Member]
ASSETS [Abstract]
Cash and due from banks	0	0
Interest-earning deposits with banks	0	0
Certificates of deposit with banks	0	0
Federal Home Loan Bank stock	0	0
Available-for-sale securities	0
Available-for-sale securities		0
Equity securities	0
Net loans	378,675	345,370
Accrued interest receivable	0	0
LIABILITIES [Abstract]
Deposits	0	0
Capital lease obligation	0	0
FHLB advances	0	0
Long term subordinated debt	0	0
Accrued interest payable	$ 0	$ 0